Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share based compensation expenses and reversal
For all plans, the Group recognized share-based compensation expense / (reversal) as follows:

Expenses recognized in thousand USD	2022	2023	2024
JSOP 2016	(324)	—	—
SOP 2019	(5,457)	—	—
SOP 2020	(1,022)	(56)	—
SOP 2021	4,190	—	—
VRSUP 2020	1,051	—	—
VRSUP 2021	9,799	5,182	2,365
VRSUP 2023	—	150	4,176
Total share-based compensation expense	8,236	5,276	6,541